Shareholder Fees {- Fidelity® Magellan® Fund}	May 29, 2021 USD ($)
03.31 Fidelity Magellan Fund Retail PRO-07 | Fidelity® Magellan® Fund
Shareholder Fees:
(fees paid directly from your investment)	none